Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 7,990	$ 8,172	$ 7,810	$ 7,685	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 31,657	$ 30,109	$ 30,274
Operating expenses
Cost of sales	$ 4,094	$ 4,059	$ 4,020	$ 3,882	$ 3,736	$ 3,867	$ 3,817	$ 3,698	16,055	15,118	15,351
Selling, general and administrative expenses									6,626	6,311	6,233
Research, development and related expenses									1,870	1,764	1,757
Gain on sale of businesses									(586)	(111)	(47)
Total operating expenses									23,965	23,082	23,294
Operating income									7,692	7,027	6,980
Other expense (income), net									144	(26)	157
Income before income taxes									7,548	7,053	6,823
ASU 2017-07 Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost | Previously Reported
Net sales									31,657	30,109	30,274
Operating expenses
Cost of sales									16,001	15,040	15,383
Selling, general and administrative expenses									6,572	6,222	6,229
Research, development and related expenses									1,850	1,735	1,763
Gain on sale of businesses									(586)	(111)	(47)
Total operating expenses									23,837	22,886	23,328
Operating income									7,820	7,223	6,946
Other expense (income), net									272	170	123
Income before income taxes									7,548	7,053	6,823
ASU 2017-07 Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost | Change
Operating expenses
Cost of sales									54	78	(32)
Selling, general and administrative expenses									54	89	4
Research, development and related expenses									20	29	(6)
Total operating expenses									128	196	(34)
Operating income									(128)	(196)	34
Other expense (income), net									$ (128)	$ (196)	$ 34